Summary of Reconciliation of Profit on Net Cash Flows From Operating Activities (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Loss for the year	$ (5,090,327)	$ (995,766)	$ (2,321,827)
Non-cash items in operating profit
Depreciation of property, plant and equipment	6,732	2,090
Amortisation of intangible assets	777,409	360,597
Amortisation of right of use asset	68,220	34,819
Share based payments	359,544
Implied interest expense related to convertible notes	666,534
Foreign exchange loss	(543,910)	(1,653)
Expected credit losses	369,844	14,690
Operating cash flows before movements in working capital	1,704,373	410,543
(Increase)/decrease in trade and other receivables	(1,182,077)	(173,689)
(Increase)/decrease in prepayments and deposits	4,194	(115,838)
Increase/(decrease) in trade and other payables	396,204	65,435
Increase/(decrease) in provisions and accruals	(186,066)	321,619
Increase/(decrease) in deferred revenue	113,263	(8,335)
Cash generated from operations	(854,482)	89,192
Net cash used by operating activities	$ (4,240,436)	$ (496,031)	$ (1,484,589)